Income Taxes - Summary of Canadian Non-Capital Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	$ 51,064
2033 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	381
2034 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	6,429
2035 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	7,627
2036 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	7,230
2037 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	6,195
2038 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital loss carryforwards	$ 23,202